Segment Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 910,893	$ 902,932	$ 927,407
Broadcast [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	444,478	455,125	472,751
Enterprise [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	444,732	428,226	430,343
Consulting and Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 21,683	$ 19,581	$ 24,313